Pension and Post-Retirement Benefit Plans - Schedule of Components of Net Periodic Pension Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefit earned during the period			$ 1,285	$ 1,269
Interest cost on projected benefit obligation			7,448	8,073
Settlements				12,510
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefit earned during the period	$ 444	$ 321	1,285	1,269	$ 1,495
Interest cost on projected benefit obligation	1,769	1,862	7,448	8,073	8,997
Expected return on plan assets	(2,266)	(2,272)	(9,090)	(9,730)	(11,217)
Amortization of prior service cost	101	72	288	295	296
Amortization of actuarial loss	1,304	1,062	4,248	5,134	5,862
Settlements				12,510
Total non-service cost	908	724
Net periodic pension cost	$ 1,352	$ 1,045	$ 4,179	$ 17,551	$ 5,433